COST OF REVENUE	12 Months Ended
Dec. 31, 2021
Disclosure Of Cost Of Revenue [Abstract]
COST OF REVENUE
NOTE 12:	COST OF REVENUE

	Year ended December 31
	2021	2020	2019
	USD thousands

Programmatic (1)	31,572	31,918	142,676
Performance	40,079	27,889	44,570

Cost of Revenue	71,651	59,807	187,246

(1)	In 2021 and 2020 programmatic revenue are reported on a net basis and in 2019 on a gross basis, and performance revenue reported on a gross basis for all years presented (see Note 3k).
Media cost amounted to USD 117,301 thousand in the year ended December 31, 2019.